Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 4,861	$ 5,005
Contract assets, allowance	$ 750	$ 1,000
Temporary equity, shares authorized (in shares)	85,000
Temporary equity, par value (in dollars per share)	$ 0.0001
Temporary equity, shares issued (in shares)	85,000
Class A common stock subject to possible redemption, outstanding (in shares)	85,000	0
Liquidation preference	$ 87,323
Common shares, par value (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	500,000,000	60,800,000
Common shares, shares issued (in shares)	82,266,160	60,800,000
Common shares, shares outstanding (in shares)	82,266,160	60,800,000